SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES NET INCOME (LOSS) PER COMMON SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES NET INCOME (LOSS) PER COMMON SHARE
Make Good Escrow Agreement shares issued and held with the escrow agent	0	3,000,000	0	3,000,000	3,000,000	6,000,000
Sub-total Make Good Escrow Shares	0	3,000,000	0	3,000,000	3,000,000	6,000,000
Issuance of notes	881,752	426,667	881,752	426,667	881,752	0
Issuance of notes	1,739,130	426,667	1,739,130	426,667	426,667	0
On February 26, 2013, the Company issued two (2) convertible notes in the principal amount of $250,000 and $100,000, respectively, convertible at $0.25 per share, with interest at 12% per annum due on September 30, 2013. The note is currently past due with no penalty and the Company continues to accrue the interest at 12% per annum.	1,400,000	0	1,400,000	0	1,400,000	0
On July 16, 2013, the Company issued a convertible note in the principal amount of $111,111 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12% after 90 days. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date.	$ 1,762,228	$ 0	$ 1,762,228	$ 0
On August 27, 2013, the Company issued a convertible note in the principal amount of $153,500, convertible at 65% of the three lowest bids for 30 trading days before the conversion date with interest at 8% per annum, due on May 26, 2014.	2,353,573	0	2,353,573	0
On September 26, 2013, the Company issued a convertible note in the principal amount of $27,778 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12%. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date.			440,571	0
On October 15, 2013, the Company issued a convertible note in the principal amount of $58,000 with an $8,000 Original Issuance Discount ("OID") and with interest at 10% per annum, convertible at $0.20 per share, due on May 1, 2014.			290000	0
On November 21, 2013, the Company issued a convertible note in the principal amount of $53,000, convertible at 65% of the three lowest bids for 30 trading days before the conversion date with interest at 8% per annum, due on August 25, 2014.			812,634	0
On December 9, 2013, the Company issued a convertible note in the principal amount of $55,556 with a 10% Original Issuance Discount ("OID") and 12% one time interest. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date .			881,142	0
Sub-total Convertible Note Shares	10,561,070	853,334	10,561,070	853,334	2,708,419	0
Note issuance	956,481	1,152,000	956,481	1,152,000	2,951,424	0
On February 26, 2013, the Company issued warrants to purchase 1,000,000 and 400,000 shares respectively, or 1,400,000 shares in the aggregate, of the Company?s common stock to two (2) note holders in connection with the issuance of convertible notes.	1,400,000	0	1,400,000	0	1,400,000	0
On March 15, 2013, the Company issued a warrant to purchase 881,753 shares of the Company?s common stock to the note holder in connection with the issuance of the convertible note.	881,753	0	881,753	0	881,753	0
On May 6, 2013 the Company issued three (3) series of warrants: Series A warrants include (i) warrants to purchase 1,877,333 shares of the Company?s common stock to the investor and (ii) warrants to purchase 150,187 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.20 per share expiring five (5) years from the date of issuance.	2,027,520	0	2,027,520	0
On May 6, 2013 the Company issued three (3) series of warrants: Series B warrants include (i) warrants to purchase 1,066,666 shares of the Company?s common stock to the investor and (ii) warrants to purchase 85,333 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.25 per share expiring five (5) years from the date of issuance.	1,151,999	0	1,151,999	0
On May 6, 2013 the Company issued three (3) series of warrants: Series C warrants include (i) warrants to purchase 2,346,666 shares of the Company?s common stock to the investor and (ii) warrants to purchase 187,733 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.25 per share expiring five (5) years from the date of issuance. The warrants are exercisable under the condition of Series A warrants are exercised.	2,534,399	0	2,534,399	0
On October 15, 2013, the Company issued warrants to purchase 1,000,000 shares of the Company?s common stock to a note holder with an exercise price of $0.25 per share in connection with the issuance of convertible note.			$ 1,000,000	$ 0
Sub-total Warrant Shares	9,952,152	1,152,000	9,952,152	1,152,000	5,233,177	0
Total potentially outstanding dilutive common shares	20,513,222	5,005,334	20,513,222	5,005,334	10,941,596	6,000,000